STOCKHOLDERS EQUITY (DEFICIT) - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	May 17, 2022	Feb. 12, 2021	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022
Class of Stock [Line Items]
Sale of stock (in shares)	3,700,000
Sale of stock, price per share (in usd per share)	$ 1.0632
Net proceeds from sale of stock	$ 3,900
Stock issuance costs	572
Warrants issuance expense	$ 85
Warrants granted (in shares)	3,700,000
Warrant exercise price (in usd per share)	$ 0.9382
Warrants outstanding, term	5 years
Warrant issued reflected in additional paid-in capital					$ 399
Number of warrants exercised to alternate cashless exercise				740,000		2,220,000
Warrant conversion reversal				$ (782)
Loss on warrant conversion				(506)	0
Warrant liability				$ 122	$ 0
IPO
Class of Stock [Line Items]
Sale of stock (in shares)		2,250,000
Sale of stock, price per share (in usd per share)		$ 8.00
Net proceeds from sale of stock		$ 15,500
Stock issuance costs, discounts and commissions		1,600
Additional offering expense		$ 905
Underwriters' Allotment
Class of Stock [Line Items]
Warrants granted (in shares)		112,500
Warrant exercise price (in usd per share)		$ 10.00
Warrants outstanding, term		5 years
Warrant issued reflected in additional paid-in capital			$ 399